Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.04%
Corporate Revenue Bonds — 7.68%
Erie County Tobacco Asset Securitization
(Asset-Backed) Series A 144A 5.84% 6/1/60 #, ^	65,350,000	$ 3,576,606
New York City Industrial Development Agency
Series A 4.00% 3/1/45	1,000,000	932,958
(Queens Baseball Stadium Project) Series A 3.00% 1/1/46 (AGM)	2,000,000	1,493,280
(Yankee Stadium Project) Series A 3.00% 3/1/40	1,000,000	824,398
New York Counties Tobacco Trust V Pass-Through
(Subordinate Turbo CABs) Series S4B 144A 1.63% 6/1/60 #, ♦, ^	30,000,000	1,023,600
New York Transportation Development Corporation Special Facilities Revenue
(Delta AirLines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	2,015,000	2,025,115
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 12/1/37 (AMT)	340,000	341,788
Suffolk Tobacco Asset Securitization
Series A-2 4.00% 6/1/50	1,595,000	1,362,274
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	1,900,000	1,922,705
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	750,975
		14,253,699
Education Revenue Bonds — 20.44%
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	449,490
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	501,675
Series A 5.50% 4/1/43	500,000	501,635

(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	491,240
NQ-401 [11/22] 01/23 (2682242)    1

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource

(Manhattan College Project) 5.00% 8/1/47	500,000	$ 510,840
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	570,660
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	224,165
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	500,095
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	235,652
Series A 4.00% 6/15/56	450,000	324,670

(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	909,920
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	769,612
Dutchess County Local Development
(Vassar College Project)
5.00% 7/1/36	1,000,000	1,061,730
5.00% 7/1/37	1,000,000	1,058,480
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	516,505
Madison County Capital Resource Revenue
(Colgate University Refunding Project) Series B 5.00% 7/1/39	1,000,000	1,036,850
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	306,597
(True North Rochester Preparatory Charter School Project) Series A 144A 5.00% 6/1/40 #	1,000,000	1,006,670
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,075,980
Series C 4.00% 7/1/43	500,000	484,545
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	938,120
New York State Dormitory Authority
(Columbia University) Series A 5.00% 10/1/50	2,325,000	2,745,918
2    NQ-401 [11/22] 01/23 (2682242)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Fordham University) 5.00% 7/1/44	650,000	$ 655,765
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	881,303
New York State Dormitory Authority Revenue Non-State Supported Debt
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,982
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	54,149
Series A 5.00% 7/1/37	2,200,000	2,363,284
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,124,900
Series A 5.00% 7/1/39	2,000,000	2,114,480

(School Districts Financing Program) Series B 5.00% 10/1/42 (AGM)	3,565,000	3,833,516
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	279,966
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,773,740
5.00% 7/1/48	1,000,000	1,051,270
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	930,840
Tompkins County Development
(Ithaca College Project) 5.00% 7/1/34	750,000	768,765
Westchester County Local Development
Series A 5.00% 5/1/34	1,725,000	1,732,849
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	570,675
Series A 5.00% 10/15/50	250,000	221,878
		37,954,411
NQ-401 [11/22] 01/23 (2682242)    3

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 8.46%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	$ 925,360
Guam Power Authority
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,369,461
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	480,906
5.00% 9/1/39	2,000,000	2,127,800
5.00% 9/1/47	1,500,000	1,561,650
Series A 5.00% 9/1/37	425,000	467,917
Series A 5.00% 9/1/44	1,000,000	1,023,810
Series B 5.00% 9/1/41	2,065,000	2,159,742
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	961,730
(Green Transmission Project) 4.00% 11/15/42 (AGM)	1,000,000	988,000
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	47,938
Series A 6.75% 7/1/36 ‡	625,000	473,437
Series AAA 5.25% 7/1/25 ‡	35,000	25,988
Series TT 5.00% 7/1/32 ‡	1,120,000	828,800
Series WW 5.25% 7/1/33 ‡	195,000	144,787
Series WW 5.50% 7/1/17 ‡	420,000	311,325
Series WW 5.50% 7/1/19 ‡	330,000	244,612
Series XX 4.75% 7/1/26 ‡	40,000	29,450
Series XX 5.25% 7/1/40 ‡	1,430,000	1,061,775
Series ZZ 4.75% 7/1/27 ‡	30,000	22,088
Series ZZ 5.00% 7/1/19 ‡	570,000	418,950
Series ZZ 5.25% 7/1/24 ‡	50,000	37,125
		15,712,651
Healthcare Revenue Bonds — 7.82%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	211,203
Dutchess County Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	864,370
4    NQ-401 [11/22] 01/23 (2682242)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	$ 375,000
Monroe County Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	416,056
5.00% 12/1/46	540,000	545,881

(Rochester Regional Health Project) Series D 4.00% 12/1/38	1,250,000	1,146,925
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	739,812
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	862,230
Series A 4.00% 9/1/50	2,500,000	1,964,125

(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,129,060
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center) Series A 4.00% 7/1/40	465,000	455,188
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/45 #	700,000	676,816
(Orange Regional Medical Center) 144A 5.00% 12/1/34 #	500,000	502,505
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	300,000	241,758
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	364,004
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	742,912
Westchester County Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	499,374
NQ-401 [11/22] 01/23 (2682242)    5

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/56 #	1,000,000	$ 775,040
		14,512,259
Lease Revenue Bonds — 8.15%
Hudson Yards Infrastructure Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	2,875,000	2,790,763
New York City Industrial Development Agency
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,500,645
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 3.00% 11/15/51 (BAM)	1,620,000	1,193,891
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	4,000,000	3,780,800
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,485
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,515,870
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,787,600
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	1,000,000	1,069,540
		15,139,594
Local General Obligation Bonds — 3.43%
New York City
Fiscal 2017 Subordinate Series B-1 5.00% 12/1/34	1,500,000	1,601,475
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,046,524
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,060,700
Series B-1 5.25% 10/1/47	1,500,000	1,660,305
		6,369,004
Pre-Refunded Bonds — 1.12%
Dutchess County Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	1,035,940
6    NQ-401 [11/22] 01/23 (2682242)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York State Dormitory Authority
(Touro College & University) Series A 5.50% 1/1/44-24 §	1,000,000	$ 1,045,210
		2,081,150
Resource Recovery Revenue Bond — 0.73%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,356,390
		1,356,390
Special Tax Revenue Bonds — 27.25%
Commonwealth of Puerto Rico
(Subordinate)
0.01% 11/1/51 •	995,550	353,420
3.035% 11/1/43 •	7,154,450	3,264,218
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	8,341,192	6,985,748
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	213,267
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	515,525
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subordinate Series B-2 5.00% 11/15/36	3,500,000	3,665,200
New York City Transitional Finance Authority Revenue
(Building Aid) Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,066,800
(Future Tax Secured ) Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	757,838
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	764,587
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,043,600
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	486,630
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	500,000	524,985
Series A-3 3.00% 5/1/45	2,000,000	1,598,320
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,028,020
5.00% 11/15/40	1,000,000	1,019,460
NQ-401 [11/22] 01/23 (2682242)    7

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	$ 945,390
Series A 5.00% 3/15/40	5,000,000	5,327,400
Series E 4.00% 3/15/48	1,000,000	948,640
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities) Series A 5.00% 7/1/42	1,300,000	1,373,411
New York State Thruway Authority State Personal Income Tax Revenue
(Climate Bond Certified) Series C 5.00% 3/15/55	1,000,000	1,063,960
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.109% 7/1/51 ^	4,555,000	857,069
Series A-1 1.178% 7/1/46 ^	13,880,000	3,498,038
Series A-1 4.55% 7/1/40	425,000	395,815
Series A-1 4.75% 7/1/53	6,555,000	5,989,304
Series A-1 5.00% 7/1/58	3,665,000	3,477,389
Series A-2 4.329% 7/1/40	370,000	335,190
Series A-2 4.536% 7/1/53	1,330,000	1,160,398
Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Series A 4.00% 5/15/57	1,000,000	933,480
		50,593,102
State General Obligation Bonds — 0.63%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	1,445,926	1,162,120
		1,162,120
Transportation Revenue Bonds — 8.73%
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	2,753,530
Series B 4.00% 11/15/50	1,000,000	829,670
Series C-1 5.25% 11/15/55	1,500,000	1,515,015
Series E 4.00% 11/15/45	1,500,000	1,277,520
8    NQ-401 [11/22] 01/23 (2682242)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	$ 923,570
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,413,420
New York Transportation Development Corporation Special Facilities Revenue
(Laguardia Airport Terminal B Redevelopment Project) Series A 5.25% 1/1/50 (AMT)	1,000,000	1,003,180
(Terminal 4 John F. Kennedy International Airport Project) Series A 4.00% 12/1/40 (AMT)	335,000	295,172
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	805,674
Series A 5.00% 4/1/37 (AMT)	750,000	773,633
Series A 5.00% 4/1/39 (AMT)	350,000	358,894
Triborough Bridge & Tunnel Authority
(Climate Bond Certified) Series D-2 5.50% 5/15/52	1,000,000	1,137,500
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,083,680
Series A 5.00% 11/15/47	1,000,000	1,040,880
		16,211,338
Water & Sewer Revenue Bonds — 3.60%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	1,000,000	1,035,790
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,037,880
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,669,325
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	954,240
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 4.00% 6/15/47	1,000,000	981,830
		6,679,065
Total Municipal Bonds (cost $190,496,101)		182,024,783

NQ-401 [11/22] 01/23 (2682242)    9

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.54%
Variable Rate Demand Note — 0.54%¤
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2014 Subordinate Series AA-3 1.00% 6/15/49 (SPA - TD Bank N.A.)	1,000,000	$ 1,000,000
Total Short-Term Investments (cost $1,000,000)		1,000,000
Total Value of Securities—98.58% (cost $191,496,101)		183,024,783

Receivables and Other Assets Net of Liabilities—1.42%		2,628,565
Net Assets Applicable to 17,986,347 Shares Outstanding—100.00%		$185,653,348
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $18,009,982, which represents 9.70% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
10    NQ-401 [11/22] 01/23 (2682242)

(Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ-401 [11/22] 01/23 (2682242)    11